Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of ordinary share

	For The Three Months Ended September 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$3,814,874	$953,719	$10,039,409	$2,509,852

Denominator:
Basic and diluted weighted average ordinary shares outstanding	41,400,000	10,350,000	41,400,000	10,350,000

Basic and diluted net income per ordinary share	$0.09	$0.09	$0.24	$0.24

	For The Nine Months Ended September 30,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$13,022,943	$3,255,736	$4,205,373	$1,203,712

Denominator:
Basic and diluted weighted average ordinary shares outstanding	41,400,000	10,350,000	35,485,714	10,157,143

Basic and diluted net income per ordinary share	$0.31	$0.31	$0.12	$0.12

			For the Period from September 4,
	For the Year Ended		2020 (inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss) - basic	$1,034,813	$285,616	$—	$(12,681)
Allocation of net income (loss) - diluted	$1,031,659	$288,770	$—	$(12,681)
Denominator:
Basic weighted average ordinary shares outstanding	36,976,438	10,205,753	—	9,000,000
Diluted weighted average ordinary shares outstanding	36,976,438	10,350,000	—	9,000,000
Basic net income (loss) per ordinary share	$0.03	$0.03	$—	$(0.00)
Diluted net income (loss) per ordinary share	$0.03	$0.03	$—	$(0.00)